UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
940 Southwood, Suite 200
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
940 Southwood, Suite 200
Incline Village, NV 89451

Registrant's telephone number:  775.832.6250

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2007

Item 1:	Schedule of Investments March 31, 2007

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                          Principal/        Fair
                                            Shares/        Value
							 Contracts
INVESTMENT SECURITIES - 107%

CONVERTIBLE PREFERRED STOCK - 28%
AUSTRALIA - 2%
Village Roadshow 6.500% (f)                    1,500   $  105,960
Village Roadshow (144A) 6.500% (b)(f)         22,500    1,589,402

     Total Australia                                    1,695,362

UNITED STATES - 26%
AES Trust VII 6.000% Due 05-15-08             50,000    2,500,000
Bunge Limited 4.875%				    10,000	  1,151,090
Carriage Services Cap Trust 7.000%
   Due 06-01-29                               39,000    1,794,000
Fleetwood Capital Trust 6.000%
   Due 02-15-28                               58,660    1,877,120
Healthsouth Corp. (144A) 6.500% (b)            1,800    1,826,260
ION Media 9.750% Due 12-31-06 (c)                189      832,766
Metromedia Int'l Group, Inc. 7.250% (d)       80,000    3,900,000
Quadramed Corp (144A) 5.500% (b)              72,500    2,011,875
Washington Mutual 5.375% Due 07-01-41         52,210    2,816,077

    Total United States                                18,709,188

Total convertible preferred stock (cost- $13,502,889)  20,404,550

CONVERTIBLE BONDS - 66%
SINGAPORE - 0%
APP Finance VI Mauritius                  12,903,000       96,772
   0.000% Due 11-18-12 (a)(c)(d)

UNITED STATES - 66%
Amgen                                      1,200,000    1,097,280
   0.125% Due 02-01-11
CA, Inc. 					       1,600,000    2,154,400
   1.625% Due 03-15-07 (d)
Carnival Corporation                       1,500,000    1,044,375
   1.132% Due 04-29-33
Cell Therapeutic, Inc.                     1,500,000      915,000
   4.000% Due 07-01-10 (d)
Disney Walt Company                        1,850,000    2,238,500
   2.125% Due 04-15-23(d)
Durect Corp.                               1,138,000    1,644,410
   6.250% Due 06-15-08
Eastman Kodak (144A)                       2,200,000    2,202,860
   3.375% Due 10-15-33 (b)(d)
EMC Corp A (144A)					 1,810,000    1,943,487
   1.750% Due 12-01-11 (b)(d)
FiberTower Corp (144A)			       2,100,000    2,434,826
   9.000% Due 11-15-12 (b)
Hanover Compressor                         1,500,000    2,459,100
   4.750% Due 01-15-14
Hewlett-Packard Co				 1,800,000    1,281,330
   0.000% Due 10-14-17 (c)
Intel Corp.                                2,900,000    2,533,875
   2.950% Due 12-15-35
Johnson and Johnson                        3,050,000    2,545,835
   0.000% Due 07-28-20 (c)(d)(e)
Level Three Communications                 1,000,000    1,985,000
   10.000% Due 05-01-11
Level Three Communications                 1,500,000    1,966,950
   3.500% Due 06-15-12
Medtronic, Inc. 					 2,500,000    2,557,812
   1.625% Due 04-15-13
Merrill Lynch                              2,300,000    2,789,900
   0.000% Due 03-13-32 (c)
PRG-Schultz International                    564,181    1,251,612
   10.000% Due 03-15-11 (d)
Pride International				 1,100,000	  1,390,620
    3.250% Due 05-01-33
RPM International                          1,950,000    1,245,562
   1.389% Due 05-13-33
TJX Companies, Inc.                        2,400,000    2,158,800
   0.000% Due 02-13-21 (c)
Tyco International Ltd (Series B)          2,000,000    2,941,600
   3.125% Due 01-15-23 (d)
UTStarcom, Inc.                            2,500,000    2,490,750
   7.625% Due 03-01-08
YRC Worldwide                              1,500,000    1,775,100
   3.375% Due 11-25-23

        Total United States                            47,048,987

Total convertible bonds (cost - $42,532,353)           47,145,759

CONVERTIBLE BOND UNITS - (2%, cost $1,300,485)
UNITED STATES - 2%
Hercules Inc. 6.500%                           1,720    1,582,400
  Due 06-30-29

        Total United States                             1,582,400

CORPORATE BONDS - (2%, cost $2,219,314)
UNITED STATES 2%
Dura Automotive Systems                    2,920,000      795,700
  8.625% Due 04-15-12
PRG-Schultz International                    464,403      471,369
  11.000% Due 03-15-11
Tower Automotive                           2,500,000      187,500
  12.000% Due 06-01-13

      Total United States                               1,454,569

COMMON STOCK - (3%, cost $2,250,814)
UNITED STATES - 3%
Durect Corporation                                56          232
International Game Technology                 16,485      665,664
Scottish Re Group Ltd.                       305,787    1,229,263

      Total United States                               1,895,161


PREFERRED STOCK - (0%, cost $2,953)
GREAT BRITAIN - 0%
PTV Inc. $5.00                                   594        2,583

CALL OPTIONS - (2%, cost $900,762)
UNITED STATES - 2%
Lowes Corporation (d)                            800    1,056,000

WARRANTS - (4%, cost $1,221,394)
UNITED STATES - 4%
Mirant(Series A)                              28,100      595,720
Mirant(Series B)                              91,900    2,025,476

       Total United States                              2,621,196


TOTAL INVESTMENT SECURITIES (cost - $63,930,964)       76,162,219

Other assets less liabilities - (7)%                  (4,933,085)

NET ASSETS - 100%                                     $71,229,134



(a) This security is in default and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.
(e) Security was originally issued by Alza Corp, which was subsequently assumed by Johnson & Johnson through acquisition.
(f) Fair value is determined in accordance with procedures established in good faith by the Investment Advisor with the oversight of the Board of Directors.


Percentages are based upon the fair value as a percent of net assets as of March 31, 2007.


Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President